Trade and other payables	12 Months Ended
Dec. 31, 2017
Disclosure of Trade and other payables [Line Items]
Disclosure of trade and other payables [text block]
14.	Trade and other payables

(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	194,742	232,745
Related entities, note 29(b)	15	1,372

	194,757	234,117

Other payables
Remuneration and similar benefits payable	11,585	9,796
Taxes payable	9,405	16,708
Interest payable	7,152	4,253
Royalties payable to the Peruvian State	4,571	3,670
Dividends payable (c)	730	1,018
Related entities, note 29(b)	62	3
Accounts payable to non-controlling interests	-	15,661
Other liabilities	5,756	4,196
	39,261	55,305

	234,018	289,422

Classification by maturity:
Current portion	233,355	273,440
Non-current portion	663	15,982

Total trade and other payables	234,018	289,422

Classification by nature:
Financial payables	220,042	269,044
Non-financial payables	13,976	20,378

Total trade and other payables	234,018	289,422

(b)
Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured.

(c)	The movement of dividends payable for the years 2017, 2016 and 2015 is presented below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance	1,018	1,044	1,117
Declared dividends to controlling shareholders, note 17(d)	22,099	7,621	-
Dividends paid to controlling shareholders	(22,099)	(7,621)	-
Declared dividends to non-controlling shareholders	6,036	7,400	10,488
Dividends paid to non-controlling shareholders	(6,036)	(7,400)	(10,488)
Expired dividends	(327)	(30)	(4)
Other minor	39	4	(69)

Final balance	730	1,018	1,044

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Trade and other payables [Line Items]
Disclosure of trade and other payables [text block]
11.	Trade and other payables

(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	43,108	44,634
Related entities, note 21(b)	9,962	9,052
	53,070	53,686

Other payables
Remuneration and similar benefits payable	27,419	8,516
Royalties payable to the Peruvian State	726	1,098
Taxes payable	2,605	3,174
	30,750	12,788
	83,820	66,474

(b)
Trade payables arise mainly from the acquisition of materials, supplies and spare parts and services provided by third parties. These obligations, have current maturities, accrue no interest, are not secured and are mostly denominated in U.S. dollars.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Trade and other payables [Line Items]
Disclosure of trade and other payables [text block]
9.	Trade accounts payable

Trade accounts payable are primarily originated by the acquisition of materials, supplies, services and spare parts. These obligations are primarily denominated in US dollars, have current maturities and do not accrue interest. No guarantees have been granted. As of December 31, 2017, trade accounts payable includes US$33.7 million related to capital projects, compared to US$12.7 million as of December 31, 2016.